Principal Accounting Policies - Additional Information (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 GBP (£)
Significant Accounting Policies [Line Items]
Loss for the year after taxation | £	£ 39,410		£ 32,547	£ 19,582
Accumulated losses | £	222,966		184,215
Upfront payments received | £	76,748		68,379	17,993
Cash and cash equivalents | £	73,537		27,449	13,515			£ 21,494
Proceeds from shares issued | £	£ 30,922		£ 15,830	£ 5,273
Number of reportable segment | Segment	1	1
Percentage of revenue reduced	7.00%	7.00%
Percentage of estimated costs increased	10.00%	10.00%
Performance Obligations With Hansoh
Significant Accounting Policies [Line Items]
Upfront payments received						$ 16,000,000
Standalone selling price per target		$ 16,000,000
Upfront payments						4,000,000
Global target on benchmarking exercise		8,000,000
Performance Obligations With Mallinckrodt
Significant Accounting Policies [Line Items]
Upfront payments received						20,000,000
Standalone selling price per target					$ 20,000,000
Performance Obligations With AstraZeneca
Significant Accounting Policies [Line Items]
Upfront payments received						60,000,000
Standalone selling price per target		$ 60,000,000
Top of Range
Significant Accounting Policies [Line Items]
Milestones to be received in next 15 months						19,000,000
Intangible assets with indefinite useful life	15 years	15 years
Top of Range | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life	15 years	15 years
Top of Range | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment	10 years	10 years
Bottom Of Range [Member]
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life	10 years	10 years
Percentage of share capital of another entity	90.00%	90.00%
Bottom Of Range [Member] | Licences and Software
Significant Accounting Policies [Line Items]
Intangible assets with indefinite useful life	10 years	10 years
Bottom Of Range [Member] | Equipment and Furniture
Significant Accounting Policies [Line Items]
Estimated useful economic life of property, plant and equipment	3 years	3 years
AstraZeneca collaboration
Significant Accounting Policies [Line Items]
Upfront payments received	£ 30,800					40,000,000.0
Hansoh collaboration
Significant Accounting Policies [Line Items]
Upfront payments received	10,900					$ 14,400,000
American Depositary Shares | Major Ordinary Share Transactions
Significant Accounting Policies [Line Items]
Proceeds from private placement		$ 45,000,000
Proceeds from private placement, net of expenses	£ 30,800	42,000,000.0
American Depositary Shares | Major Ordinary Share Transactions | Top of Range
Significant Accounting Policies [Line Items]
Proceeds from shares issued		$ 100,000,000